Equity-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to unvested awards not yet recognized for all plans presented	$ 66
Intrinsic value of unvested RSUs and target PSUs	233
Tax benefit recognized on vested performance stock units, restricted stock units and stock options exercised	$ 14	$ 11	$ 25
Number of shares, Granted (in shares)	3,885,000	4,665,000	3,475,000
Number of shares, Vested (in shares)	3,632,000	3,487,000	3,526,000
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance measurement period	3 years	3 years	3 years
TSR period	3 years
Number of shares, Granted (in shares)	1,200,000	1,300,000	1,000,000.0
Number of shares, Vested (in shares)	2,400,000	2,700,000	3,000,000.0
Cash used to settle awards	$ 52	$ 51	$ 66
Performance Stock Units | Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	500,000	500,000	400,000
Number of shares, Vested (in shares)	1,100,000	1,200,000	1,000,000.0
Cash used to settle awards	$ 24	$ 24	$ 24
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	3,100,000	4,000,000.0	2,800,000
Number of shares, Vested (in shares)	2,800,000	2,600,000	2,000,000.0
Cash used to settle awards	$ 61	$ 49	$ 50
Restricted Stock Units | Settled in Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	2,600,000	3,400,000	2,400,000
Restricted Stock Units | Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	500,000	600,000	400,000
Number of shares, Vested (in shares)	500,000	600,000	400,000
Cash used to settle awards	$ 11	$ 10	$ 9
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average future expense period of unrecognized stock-based compensation expense (years)	1 year
Minimum | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares issued, percentage	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average future expense period of unrecognized stock-based compensation expense (years)	2 years
Maximum | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares issued, percentage	200.00%
Maximum | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)	3 years
Class A Common Stock | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	700,000	800,000	600,000
Number of shares, Vested (in shares)	1,300,000	1,500,000	2,000,000.0
Cash used to settle awards	$ 28	$ 27	$ 42
Class A Common Stock | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted (in shares)	2,600,000	3,400,000	2,400,000
Number of shares, Vested (in shares)	2,300,000	2,000,000.0	1,600,000
Cash used to settle awards	$ 50	$ 39	$ 41
2013 LTIP | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award shares authorized (in shares)	50,000,000